Note Loans (Covered loans past due status) (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans covered under loss-sharing agreements with the FDIC	$ 646,115	$ 2,542,662
Commercial and industrial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans covered under loss-sharing agreements with the FDIC	0	103,309
Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans covered under loss-sharing agreements with the FDIC	0	70,336
Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans covered under loss-sharing agreements with the FDIC	627,102	822,986
Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans covered under loss-sharing agreements with the FDIC	19,013	34,559
Covered loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days	32,659	146,719
Past Due 60-89 Days	17,037	37,266
Past Due 90 Days or More	84,415	503,103
Total Past Due	134,111	687,088
Current	512,004	1,855,574
Loans covered under loss-sharing agreements with the FDIC	646,115	2,542,662
Covered loans | Commercial real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days	0	98,559
Past Due 60-89 Days	0	12,597
Past Due 90 Days or More	0	291,010
Total Past Due	0	402,166
Current	0	1,109,306
Loans covered under loss-sharing agreements with the FDIC	0	1,511,472
Covered loans | Commercial and industrial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days	0	512
Past Due 60-89 Days	0	7
Past Due 90 Days or More	0	7,756
Total Past Due	0	8,275
Current	0	95,034
Loans covered under loss-sharing agreements with the FDIC	0	103,309
Covered loans | Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days	0	0
Past Due 60-89 Days	0	384
Past Due 90 Days or More	0	58,665
Total Past Due	0	59,049
Current	0	11,287
Loans covered under loss-sharing agreements with the FDIC	0	70,336
Covered loans | Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days	31,413	45,764
Past Due 60-89 Days	16,593	23,531
Past Due 90 Days or More	83,132	143,140
Total Past Due	131,138	212,435
Current	495,964	610,551
Loans covered under loss-sharing agreements with the FDIC	627,102	822,986
Covered loans | Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days	1,246	1,884
Past Due 60-89 Days	444	747
Past Due 90 Days or More	1,283	2,532
Total Past Due	2,973	5,163
Current	16,040	29,396
Loans covered under loss-sharing agreements with the FDIC	$ 19,013	$ 34,559